Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000217973
Shareholder Report [Line Items]
Fund Name	Growth Stock ETF
Trading Symbol	TGRW
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Growth Stock ETF (the "fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock ETF	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 325,610,000
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$325,610 Number of Portfolio Holdings59 Portfolio Turnover Rate22.4%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	53.7%
Consumer Discretionary	14.0
Communication Services	12.6
Financials	7.1
Health Care	6.9
Industrials & Business Services	3.7
Materials	0.7
Other	1.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	14.3%
NVIDIA	14.2
Apple	9.2
Amazon.com	6.4
Meta Platforms	5.5
Broadcom	4.4
Visa	3.3
Alphabet	3.3
Netflix	3.0
Eli Lilly	2.3

Material Fund Change [Text Block]